Common stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Shares of Common Stock Reserved for Future Issuance

The Company had the following shares of common stock reserved for future issuance:

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Series A redeemable convertible preferred stock	4,247,153	4,247,153
Series B redeemable convertible preferred stock	2,633,138	2,625,142
Series C redeemable convertible preferred stock	2,584,633	2,584,633
Common stock reserved for exercises of outstanding stock options issued under the 2015 Stock Option and Grant Plan, as amended	4,541,345	4,251,914
Common stock reserved for issuances under the 2015 Stock Option and Grant Plan, as amended	274,057	72,781

	14,280,326	13,781,623

The Company had the following shares of common stock reserved for future issuance:

	DECEMBER 31,
	2018	2019
Series A redeemable convertible preferred stock	4,247,153	4,247,153
Series B redeemable convertible preferred stock	2,619,812	2,625,142
Series C redeemable convertible preferred stock	2,584,633	2,584,633
Common stock reserved for exercises of outstanding stock options issued under the 2015 Stock Option and Grant Plan, as amended	2,883,918	4,251,914
Common stock reserved for issuances under the 2015 Stock Option and Grant Plan, as amended	301,250	72,781

	12,636,766	13,781,623